Employee Benefit Plans - Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) - Summit Materials, LLC [Member]	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	7.30%	7.30%	7.50%
Pension Benefits [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.50%	4.21%
Pension Benefits [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.98%	4.46%	3.57%
Healthcare & Life Ins [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.52%	4.33%	3.41%